Segment Information - Schedule of Information by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information by Segment [Line Items]
REVENUE	$ 1,868,333	$ 869,935	$ 1,073,351
GROSS PROFIT	1,525,250	696,987	842,267
NET INCOME (LOSS)	(91,168,280)	(7,848,380)	(5,664,379)
DEPRECIATION AND AMORTIZATION	46,759	45,782	66,428
CAPITAL EXPENDITURE	5,036	970	3,792
TOTAL ASSETS	65,906,857	156,987,220
Market data services and consulting services [Member]
Schedule of Information by Segment [Line Items]
REVENUE		824,098	696,668
GROSS PROFIT		660,399	542,167
NET INCOME (LOSS)		(1,532,533)	(2,850,985)
DEPRECIATION AND AMORTIZATION	46,759	45,782	66,428
CAPITAL EXPENDITURE	5,036	970	3,792
TOTAL ASSETS	6,488,002	7,586,067
Introducing broker services [Member]
Schedule of Information by Segment [Line Items]
REVENUE	1,868,333	45,837	376,683
GROSS PROFIT	1,525,250	36,588	300,100
NET INCOME (LOSS)	971,425	(402,500)	(623,782)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	1,619,121	325,115
Unallocated [Member]
Schedule of Information by Segment [Line Items]
REVENUE
GROSS PROFIT
NET INCOME (LOSS)	(92,139,705)	(5,913,347)	(2,189,612)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	$ 57,799,734	$ 149,076,038